Rights of use of assets and lease liabilities (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Right-of-use assets	$ 122,036	$ 111,516
Non-current	122,036	111,516
Total	122,036	111,516
Farmland [Member]
Statement [Line Items]
Right-of-use assets	103,616	90,779
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Right-of-use assets	10,117	6,277
Machinery And Equipment [member]
Statement [Line Items]
Right-of-use assets	3,877	2,454
Convention center
Statement [Line Items]
Right-of-use assets	$ 4,426	$ 12,006